Annual Total Returns [BarChart] - LVIP Delaware Social Awareness Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	0.64%
2012	15.28%
2013	35.69%
2014	15.20%
2015	(0.66%)
2016	6.64%
2017	20.19%
2018	(4.56%)
2019	31.98%
2020	19.69%